Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of share repurchases [abstract]
Share repurchases	$ 359	$ 190	$ 359
Shares repurchased	9.1	3.5	9.1
Share repurchases - average price per share in U.S. dollars	$ 39.54	$ 53.93	$ 39.54